RELATED PARTY TRANSACTIONS - Sales to related parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related party transactions
Related parties	$ 286	$ 788	$ 4,450
RisenSky Solar and its subsidiaries
Related party transactions
Related parties	277	254	323
Oky Solar Holdings, Ltd. . and its subsidiaries
Related party transactions
Related parties		525	4,119
Sky Global Solar S.A.
Related party transactions
Related parties	$ 9	$ 9	$ 8